Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

7.	Earnings per Share.

The following details the computations of the basic and diluted earnings per common share (in thousands, except per share amounts):

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	10,040	9,975

Common shares issuable under share
based payment plans which are
potentially dilutive	65	65

Common shares used for diluted
earnings per common share	10,105	10,040

Income from continuing operations	$959	49,548
Discontinued operations	$122,129	11,003
Net income attributable to the Company	$124,472	41,750

Basic earnings per common share:
Income from continuing operations	$0.10	4.97
Discontinued operations	$12.16	1.10
Net income attributable to the Company	$12.40	4.19

Diluted earnings per common share
Income from continuing operations	$0.09	4.94
Discontinued operations	$12.09	1.10
Net income attributable to the Company	$12.32	4.16

For 2018 and 2017, 22,470 and 48,122 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.